UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prospector Partners, LLC

Address:  370 Church Street
          Guilford, CT 06437

13F File Number: 28-4685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John D. Gillespie
Title:  Managing Member
Phone:  (203) 458-1500


Signature, Place and Date of Signing:

/s/ John D. Gillespie              Hartford, CT                  11/13/02
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         64

Form 13F Information Table Value Total:   $209,337
                                         (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number              Name

           28-
----          -------------------            ------------------------------

[Repeat as necessary.]

                                                           13F Report:
                                                            (09/30/02)
                                                PROSPECTOR PARTNERS LLC (Guilford)
COLUMN 1                     COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                                                         VALUE     SHRS OR  SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP      (X$1000)   PRN AMT  PRN  CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
ALLEGHANY CORP             COMMON STOCK    017175100      5536       29217  SH             SOLE                29217    0     0
   DEL NEW COM
ALLSTATE CORP COM          OPTIONS-CALLS   0200022AF      4266      120000  SH   CALL      SOLE               120000    0     0
AMBAC FINANCIAL GROUP INC  COMMON STOCK    023139108      6743      125125  SH             SOLE               125125    0     0
AMERICAN FINICAL HOLDINGS  COMMON STOCK    026075101       246        8093  SH             SOLE                 8093    0     0
ANNUITY AND LIFE RE HLDGS  COMMON STOCK    G03910109       470      111900  SH             SOLE               111900    0     0
AON CORP                   COMMON STOCK    037389103      4587      223960  SH             SOLE               223960    0     0
AON CORP                   OPTIONS-CALLS   0373891AF      1639       80000  SH   CALL      SOLE                80000    0     0
AON CORP                   OPTIONS-CALLS   0373891AG       307       15000  SH   CALL      SOLE                15000    0     0
BANK OF BERMUDA LTD        COMMON STOCK    G07644100      2422       74310  SH             SOLE                74310    0     0
BANK OF HAWAII CORP SHS    COMMON STOCK    062540109      6244      223800  SH             SOLE               223800    0     0
BANK ONE CORP COM          COMMON STOCK    06423A103      4656      124500  SH             SOLE               124500    0     0
BERKLEY W R CORP COM       COMMON STOCK    084423102      4945      145450  SH             SOLE               145450    0     0
BERKSHIRE HATHAWAY         COMMON STOCK    084670108     31926         432  SH             SOLE                  432    0     0
   CL A INC DE
BERKSHIRE HATHAWAY         COMMON STOCK    084670207     11376        4615  SH             SOLE                 4615    0     0
   INC CLASS B
BISYS GROUP INC COM        COMMON STOCK    055472104       169       10120  SH             SOLE                10120    0     0
BROWN & BROWN INC          COMMON STOCK    115236101      3282      109400  SH             SOLE               109400    0     0
   COM STK
CITIGROUP INC COM STK      COMMON STOCK    172967101      6072      204800  SH             SOLE               204800    0     0
CITIGROUP INC COM STK      OPTIONS-CALLS   1729674AG      1779       60000  SH   CALL      SOLE                60000    0     0
CLARK/BARDES INC COM       COMMON STOCK    180668105      2186      122900  SH             SOLE               122900    0     0
COUNTRYWIDE CR             COMMON STOCK    222372104      5809      123200  SH             SOLE               123200    0     0
   INDS INC COM
COUNTRYWIDE CREDIT         CONVRT BONDS    222372AE4      2359     3000000  SH             SOLE              3000000    0     0
   CONV BONDS
CT BANCSHARES COM STK      COMMON STOCK    207540105       370       10000  SH             SOLE                10000    0     0
EL PASO ELECTRIC CO NEW    COMMON STOCK    283677854      5055      425500  SH             SOLE               425500    0     0
EQUITY OFFICE              REITS/RICS      294741103      1392       53900  SH             SOLE                53900    0     0
   PROPERTIES TRUST
FIDELITY NATL FINL         COMMON STOCK    316326107      2108       73320  SH             SOLE                73320    0     0
   INC COM
FIRST DATA CORP COM        COMMON STOCK    319963104      4804      171920  SH             SOLE               171920    0     0
FIRST INVS FINL            COMMON STOCK    32058A101       630      200000  SH             SOLE               200000    0     0
   SVCS GROUP IN
FLEET BOSTON               OPTIONS-CALLS   3390305AF       363       17860  SH   CALL      SOLE                17860    0     0
   FINANCIAL CORP
GALLAGHER ARTHUR           COMMON STOCK    363576109      2079       84340  SH             SOLE                84340    0     0
   J & CO COM
HALLWOOD RLTY              COMMON STOCK    40636T203       792        9000  SH             SOLE                 9000    0     0
   PARTNERS L P
HCC INS HLDGS INC COM      COMMON STOCK    404132102       844       35120  SH             SOLE                35120    0     0
HILB, ROGAL & HAMILTON CO  COMMON STOCK    431294107      2481       60150  SH             SOLE                60150    0     0
IHOP CORP USD.01 COM       COMMON STOCK    449623107      1123       46600  SH             SOLE                46600    0     0
INTERACTIVE DATA CORP      COMMON STOCK    45840J107       603       49200  SH             SOLE                49200    0     0
   (EX DAT
INTL SPEEDWAY CORP         COMMON STOCK    460335201      1045       26300  SH             SOLE                26300    0     0
   CL A COM
IPC HOLDINGS LTD COM       COMMON STOCK    G4933P101       939       32000  SH             SOLE                32000    0     0
J HANCOCK FINL COM STK     COMMON STOCK    41014S106       209        7500  SH             SOLE                 7500    0     0
LAFARGE NORTH AMER INC     COMMON STOCK    505862102      6730      232300  SH             SOLE               232300    0     0
LANDAMERICA                COMMON STOCK    514936103       812       24700  SH             SOLE                24700    0     0
   FINANCIAL GROUP
MARATHON OIL CORP Com      COMMON STOCK    565849106      1234       54400  SH             SOLE                54400    0     0
MERRILL LYNCH & CO         COMMON STOCK    590188108      2299       69800  SH             SOLE                69800    0     0
   INC USD1.33
MORGAN STANLEY & CO COM    COMMON STOCK    617446448      1256       37100  SH             SOLE                37100    0     0
MORGAN STANLEY & CO COM    OPTIONS-CALLS   6174463JI       678       20000  SH   CALL      SOLE                20000    0     0
MORGAN STANLEY & CO COM    OPTIONS-CALLS   617446DJG       678       20000  SH   CALL      SOLE                20000    0     0
PENN-AMER GROUP INC COM    COMMON STOCK    707247102       321       35500  SH             SOLE                35500    0     0
PEOPLE'S BANK              COMMON STOCK    710198102       897       40000  SH             SOLE                40000    0     0
   BRIDGEPORT CONN
PORT FINANCIAL CORP        COMMON STOCK    734119100      1168       29200  SH             SOLE                29200    0     0
   COM STK
PROGRESSIVE CORP           COMMON STOCK    743315103      1710       33750  SH             SOLE                33750    0     0
PRUDENTIAL FINANCIAL INC   COMMON STOCK    744320102      4105      143700  SH             SOLE               143700    0     0
R.H. DONNELLEY CORP COM    COMMON STOCK    74955W307      1449       55750  SH             SOLE                55750    0     0
UICI INC COM               COMMON STOCK    902737105      4079      250900  SH             SOLE               250900    0     0
UNION PLANTERS CORP COM    COMMON STOCK    908068109       440       16050  SH             SOLE                16050    0     0
UNIONBANCAL CORP COM STK   COMMON STOCK    908906100      2873       68400  SH             SOLE                68400    0     0
UNISOURCE ENERGY           COMMON STOCK    909205106      5373      352300  SH             SOLE               352300    0     0
   CORP HLD CO
US BANCORP COM             OPTIONS-CALLS   9029734AD       279       15000  SH   CALL      SOLE                15000    0     0
WACHOVIA CORP Com          COMMON STOCK    929903102      3995      122200  SH             SOLE               122200    0     0
WACHOVIA CORP Com          OPTIONS-CALLS   9299031AF      1798       55000  SH   CALL      SOLE                55000    0     0
WACHOVIA CORP Com          OPTIONS-CALLS   929903AAE      1798       55000  SH   CALL      SOLE                55000    0     0
WADDELL & REED             COMMON STOCK    930059100      1767      100038  SH             SOLE               100038    0     0
   FINANCIAL INC
WASHINGTON POST CO         COMMON STOCK    939640108       845        1300  SH             SOLE                 1300    0     0
WESCO FINANCIAL CROP       COMMON STOCK    950817106       702        2286  SH             SOLE                 2286    0     0
WHITE MOUNTAINS            COMMON STOCK    G9618E107     29450      100000  SH             SOLE               100000    0     0
   INSURANCE GROUP
WILLIS GROUP HDLS          COMMON STOCK    G96655108       486       14500  SH             SOLE                14500    0     0
   LTD SHARES
ZENITH NATL INS CORP       COMMON STOCK    989390109       259        9810  SH             SOLE                 9810    0     0
     Records                         64    Total Mkt
                                           Value       209,337


02081.0001 #363409